Note 14 - AR Facility (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Sep. 28, 2023
Accounts Receivable Facility, Maximum Borrowing Capacity			$ 200,000
Accounts Receivable Facility, Outstanding	$ 199,984
Servicing Liability at Amortized Cost, Balance, Ending Balance	0
Transfers of Financial Assets Accounted for as Sale, Deferred Purchase Price	126,082
Transfers of Financial Assets Accounted for as Sale, Initial Fair Value of Assets Obtained as Proceeds		$ 107,743
Transfer of Financial Assets Accounted for as Sales, Amount Derecognized	1,688,578
Transfer of Financial Assets Accounted for as Sales, Cash Proceeds Received for Assets Derecognized, Amount	1,683,275
Accounts Receivable Facility, Principal on Trade Accounts Receivable, Net of Allowance	223,543
Accounts Receivable Facility, Outstanding Princpal on Contract Assets	132,212
Fair Value Adjustment of Deferred Purchase Price	146	129
Non-cash Investing Activities, Deferred Purchase Price	$ 157,922	$ 139,065